Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to the Company’s principal executive officer (“PEO”) (also referred to as CEO) and non-principal executive officer NEOs (“Non-PEO NEOs”) and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information on the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation - Compensation Discussion and Analysis.”
Pay Versus Performance

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (thousands)(7)	Operating ROE(8)
2022	12,101,639	21,431,649	4,658,436	7,733,894	146.37	151.65	1,436,197	14.8%
2021	9,336,013	16,919,235	5,557,283	7,549,698	103.64	127.58	2,093,405	11.5%
2020	8,779,832	2,555,899	3,881,973	2,960,949	84.10	106.96	1,363,909	4.8%

(1)The dollar amounts reported represent the amount of total compensation reported for Mr. Grandisson, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation – Executive Compensation Tables – Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of compensation actually paid to Mr. Grandisson, computed as required by Item 402(v) of Regulation S-K. That computation does not reflect the actual amount of compensation earned by or paid to Mr. Grandisson during the applicable year. Refer to the “PEO Summary Compensation Total to Compensation Actually Paid Reconciliation” table below.
(3)The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group, excluding Mr. Grandisson, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation – Executive Compensation Tables – Summary Compensation Table.” The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: François Morin, Nicolas Papadopoulo, Maamoun Rajeh and David E. Gansberg.

(4)The dollar amounts reported represent the average amount of compensation actually paid to the Company’s NEOs as a group, excluding Mr. Grandisson, computed as required by Item 402(v) of Regulation S-K. That computation does not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. Refer to the “Average of Non-PEO NEO Summary Compensation Total to Compensation Actually Paid Reconciliation” table below.
(5)Represents the Company’s cumulative TSR assuming reinvestment of dividends for the measurement period beginning at market close on December 31, 2019, through the end of the applicable year.
(6)Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
(7)The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.
(8)Represents the Operating ROE as described in “Annex C—Non-GAAP Financial Measures” for the applicable year.

Company Selected Measure Name	Operating ROE
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: François Morin, Nicolas Papadopoulo, Maamoun Rajeh and David E. Gansberg.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
PEO Total Compensation Amount	$ 12,101,639	$ 9,336,013	$ 8,779,832
PEO Actually Paid Compensation Amount	$ 21,431,649	16,919,235	2,555,899
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2022	12,101,639	(5,663,698)	14,993,708	—	—	21,431,649
2021	9,336,013	(4,607,802)	12,191,024	—	—	16,919,235
2020	8,779,832	(4,602,088)	(1,621,845)	—	—	2,555,899

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “PEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its CEO.

Non-PEO NEO Average Total Compensation Amount	$ 4,658,436	5,557,283	3,881,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,733,894	7,549,698	2,960,949
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average of Non-PEO NEO Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in the Actuarial Present Value of Pension Benefits(c)	Average Pension Benefit Adjustments(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	4,658,436	(1,708,077)	4,783,535	—	—	7,733,894
2021	5,557,283	(1,702,329)	3,694,744	—	—	7,549,698
2020	3,881,973	(1,367,829)	446,805	—	—	2,960,949

(a)The average grant date fair value of equity awards represents the average of total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “Average of Non-PEO NEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote [Text Block]
PEO Equity Award Adjustments:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(a)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	9,085,075	5,054,788	—	853,845	—	—	14,993,708
2021	6,239,174	4,363,071	—	1,588,779	—	—	12,191,024
2020	3,699,811	(1,496,695)	—	(3,824,961)	—	—	(1,621,845)

(a)The valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.
Average of Non-PEO NEO Equity Award Adjustments:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(a)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(a)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year(a)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	2,739,908	1,780,286	—	263,341	—	—	4,783,535
2021	2,305,031	1,216,985	—	172,728	—	—	3,694,744
2020	1,099,655	(22,971)	—	(629,879)	—	—	446,805
(a)The average valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) strongly aligns with the Company’s cumulative TSR over the three years presented in the table. The alignment is because a significant portion of the compensation actually paid to Mr. Grandisson and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation – Compensation Discussion and Analysis,” the Company targets that approximately 60% of the value of total compensation awarded for Mr. Grandisson and 48% of the value awarded for the other NEOs be comprised of equity awards, including restricted shares, performance-based restricted shares and stock options.

Compensation Actually Paid vs. Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) is generally aligned with the Company’s Net Income for 2020 and 2021. Although Net Income decreased in 2022, compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Mr. Grandisson and the Company’s NEOs as a group (excluding Mr. Grandisson) is comprised of equity awards, with TSR increasing by 41.2% for the year, as described above. The decrease in Net Income was driven by significant volatility in the capital markets and elevated catastrophic activity through 2022. The Company does not utilize Net Income as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Operating ROE
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) strongly aligns with the Company’s growth in Operating ROE for the three years presented in the table. Compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Mr. Grandisson and the Company’s NEOs as a group (excluding Mr. Grandisson) is comprised of equity awards, with TSR increasing by 41.2% for the year.
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Operating ROE when setting goals in the Company’s short-term incentive compensation programs. Additionally, growth in Operating ROE is reflected in TBVPS, which is utilized in setting goals for the performance-based RSUs that are awarded to the Company’s NEOs.

Compensation Actually Paid vs. Operating ROE

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was approximately 46%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 P&C Index, was approximately 52% over the three years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return

Tabular List [Table Text Block]
Most Important Measures to Determine Fiscal Year 2022 Compensation Actually Paid
The three items listed below represent the most important metrics used to link compensation actually paid for our NEOs for Fiscal Year 2022 to the Company’s performance, as further described in “Compensation – Compensation Discussion and Analysis,” in the section titled “Elements of Compensation Program” sub-sections called “Short-Term Annual Cash Incentive” and “Long-Term Incentive Plan.”
▪Operating ROE
▪Growth in TBVPS
▪Relative TSR (the Company’s TSR as compared to a performance peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 146.37	103.64	84.10
Peer Group Total Shareholder Return Amount	151.65	127.58	106.96
Net Income (Loss)	$ 1,436,197,000	$ 2,093,405,000	$ 1,363,909,000
Company Selected Measure Amount	0.148	0.115	0.048
PEO Name	Mr. Grandisson	Mr. Grandisson	Mr. Grandisson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating ROE
Non-GAAP Measure Description [Text Block]	Represents the Operating ROE as described in “Annex C—Non-GAAP Financial Measures” for the applicable year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Growth in TBVPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,663,698)	$ (4,607,802)	$ (4,602,088)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,993,708	12,191,024	(1,621,845)
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,085,075	6,239,174	3,699,811
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,054,788	4,363,071	(1,496,695)
PEO [Member] | Fair Value os of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	853,845	1,588,779	(3,824,961)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,708,077)	(1,702,329)	(1,367,829)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,783,535	3,694,744	446,805
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,739,908	2,305,031	1,099,655
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,780,286	1,216,985	(22,971)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	263,341	172,728	(629,879)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid On stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0